Other liabilities	12 Months Ended
Mar. 31, 2026
Disclosure of Other Liabilities [Abstract]
Other liabilities
18.
Other liabilities

Other liabilities consist of the following:

	As of March 31,
	2026		2025
Current
Accrued expenses	Rs.	27,920	Rs.	25,135
Employee benefits payable		6,102		7,352
Statutory dues payable		5,417		4,946
Deferred revenue (1)		260		421
Advance from customers		1,321		1,562
Others (2)		9,239		6,069
	Rs.	50,259	Rs.	45,485
Non-current
Deferred revenue (1)	Rs.	2,436	Rs.	1,162
Others		1,007		2,141
	Rs.	3,443	Rs.	3,303

(1)	Refer to Note 21 (“Revenue from contracts with customers and trade receivables”) of these consolidated financial statements for details of deferred revenue.
(2)	Others include tender rebates payable, book overdraft and other liabilities linked to volume based arrangements.

As of March 31, 2025, Others includes earn-out consideration payable to Haleon UK Enterprises Limited. Refer to Note 35.B of these consolidated financial statements for further details.

Refer to Note 29 for further details and a breakup of financial and non-financial liabilities.